May 19, 2025	ATTORNEYS AT LAW 777 EAST WISCONSIN AVENUE, SUITE 3800 MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com Email

VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Hennessy Funds Trust – Form N-14 Registration Statement

Ladies and Gentlemen:

On behalf of Hennessy Funds Trust, a Delaware statutory trust (the “Company”), we are transmitting for filing a Registration Statement on Form N-14 (the “Registration Statement”).  The Proxy Statement/Prospectus that comprises Part A of the Registration Statement (the “Proxy Statement”) will be sent to shareholders of the STF Tactical Growth & Income ETF (“STF Growth & Income ETF”) and the STF Tactical Growth ETF (“STF Growth ETF”), each a series of Listed Funds Trust, a Delaware statutory trust (Investment Company Act Registration No. 811-23226).  The Proxy Statement will solicit the shareholders of the STF Growth & Income ETF and the STF Growth ETF (each sometimes referred to as a “Target Fund”) to approve an Agreement and Plan of Reorganization pursuant to which:

•
all of the assets of STF Growth & Income ETF will be transferred into the Hennessy Tactical Growth and Income ETF (the “Hennessy Growth and Income ETF”), a newly created series of the Company, in exchange for shares of the Hennessy Growth and Income ETF, which will be distributed pro rata by STF Growth & Income ETF to its shareholders, and the Hennessy Growth and Income ETF will continue the business, and assume the liabilities, of STF Growth & Income ETF; and

•
all of the assets of STF Growth ETF will be transferred into the Hennessy Tactical Growth ETF, a newly created series of the Company, in exchange for shares of the Hennessy Growth ETF, which will be distributed pro rata by STF Growth ETF to its shareholders, and the Hennessy Growth ETF will continue the business, and assume the liabilities, of STF Growth ETF (collectively, the “Reorganizations”).

 As each of the Hennessy Growth and Income ETF and the Hennessy Growth ETF is newly formed, with no assets or operations prior to consummation of the Reorganizations, and has the same investment objective and investment strategies as its corresponding Target Fund,

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Securities and Exchange Commission
May 19, 2025

each of the Hennessy Growth and Income ETF and the Hennessy Growth ETF will be the successor to the accounting and performance information of its corresponding Target Fund.

It is proposed that the Registration Statement become effective on June 18, 2025, pursuant to Rule 488 of the Securities Act of 1933, as amended.

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

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